Income taxes - Deferred Tax Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax loss carried forward	$ 91,720,093	$ 65,880,222
Accruals and provisions	116,919,417	126,741,964
Capitalized expenses	86,867,447	84,831,071
Revenue recognition at a point in time less tax paid under deemed profit method	(63,437,820)	(32,803,744)
Revenue recognition of real estate lease income on a straight-line basis	(3,047,810)	(1,572,986)
Deemed interest expense	96,240,973	96,240,973
Operating lease liability	206,121	641,645
Less: Valuation allowance	(18,091,522)	(18,099,350)
Total deferred tax assets, net of valuation allowance	307,376,899	321,859,795
Deferred tax liabilities:
Revenue recognition over time	(144,265,482)	(85,213,884)
Taxable temporary differences arising from asset acquisitions	(236,382,167)	(256,323,009)
Dividend and interest withholding taxes	(43,394,390)	(44,200,493)
Operating lease right-of-use assets	(93,069)	(403,906)
Total deferred tax liabilities	(424,135,108)	(386,141,292)
Undistributed earnings from subsidiaries	433,900,000	470,000,000
Accrued deferred income tax liabilities	43,400,000	47,000,000
Remaining undistributed earnings	0	0
Unrecognized deferred tax liabilities	0	0
Consolidation, Eliminations | PRC
Deferred tax liabilities:
Net operating loss carry forwards	$ 348,800,000	245,500,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations | PRC | Maximum
Deferred tax liabilities:
Operating loss carryforwards expiration period	10 years
Consolidation, Eliminations | PRC | Minimum
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year
Consolidation, Eliminations | U.S.
Deferred tax liabilities:
Net operating loss carry forwards	$ 21,500,000	21,500,000
Net operating loss indefinite carry forward	$ 11,200,000	$ 11,200,000